Annual Total Returns (Vanguard Institutional Total Stock Market Index Fund - Institutional Shares Institutional) (Vanguard Institutional Total Stock Market Index Fu, Vanguard Institutional Total Stock Market Index Fund - Institutional Shares)
12 Months Ended
Dec. 31, 2013
Vanguard Institutional Total Stock Market Index Fu | Vanguard Institutional Total Stock Market Index Fund - Institutional Shares
Annual Total Return
2013	33.64%
2012	16.47%
2011	1.09%
2010	17.28%
2009	28.84%
2008	(36.90%)
2007	5.60%
2006	15.74%
2005	6.14%
2004	12.65%